Notes on the Consolidated Statements of Operations and Comprehensive Loss - Schedule of Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 0
Revenue from contracts with customers	149,141,000	€ 103,438,000	€ 83,529,000
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144,654,000	102,545,000	83,143,000
Virtual currency revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,702,000	0	0
Advertising revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 1,785,000	€ 893,000	€ 386,000